Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Communication Services (2.1%)
Atlanta Braves Holdings, Inc. - Class C *	93,203	3,876
CarGurus, Inc. *	189,093	7,040
Magnite, Inc. *	81,034	1,765
MNTN, Inc. - Class A *	177,467	3,292

Total		15,973

Consumer Discretionary (11.4%)
Adtalem Global Education, Inc. *	21,638	3,342
Boot Barn Holdings, Inc. *	27,791	4,606
Dorman Products, Inc. *	48,084	7,495
Genius Sports, Ltd. *	384,211	4,757
Hyatt Hotels Corp. - Class A	37,424	5,312
Installed Building Products, Inc.	13,652	3,367
Kontoor Brands, Inc.	83,470	6,658
Life Time Group Holdings, Inc. *	191,038	5,273
Modine Manufacturing Co. *	66,938	9,516
National Vision Holdings, Inc. *	90,670	2,647
Ollie’s Bargain Outlet Holdings, Inc. *	25,036	3,215
Patrick Industries, Inc.	50,298	5,202
Pool Corp.	18,383	5,700
Smith Douglas Homes Corp. *	103,456	1,827
Super Group SGHC, Ltd.	433,119	5,717
Universal Technical Institute, Inc. *	127,226	4,141
Wingstop, Inc.	11,767	2,961
YETI Holdings, Inc. *	121,591	4,034

Total		85,770

Consumer Staples (3.0%)
BellRing Brands, Inc. *	49,588	1,802
The Chefs’ Warehouse, Inc. *	94,521	5,513
Freshpet, Inc. *	47,298	2,607
Turning Point Brands, Inc.	64,212	6,348
The Vita Coco Co., Inc. *	73,429	3,119
WD-40 Co.	14,836	2,932

Total		22,321

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Energy (1.6%)
Cactus, Inc. - Class A	85,079	3,358
Gulfport Energy Corp. *	25,648	4,642
Matador Resources Co.	88,235	3,964

Total		11,964

Financials (8.9%)
Dave, Inc. - Class A *	18,490	3,686
Evercore, Inc. - Class A	15,288	5,157
FirstCash Holdings, Inc.	63,779	10,104
Hamilton Lane, Inc. - Class A	39,855	5,372
Marex Group PLC	129,426	4,351
Perella Weinberg Partners	228,483	4,871
Remitly Global, Inc. *	263,843	4,301
Sezzle, Inc. *	16,357	1,301
SiriusPoint, Ltd. *	126,783	2,294
StepStone Group, Inc. - Class A	99,044	6,469
Stifel Financial Corp.	71,996	8,169
Synovus Financial Corp.	134,050	6,579
White Mountains Insurance Group, Ltd.	2,575	4,304

Total		66,958

Health Care (21.9%)
Acadia Healthcare Co., Inc. *	135,088	3,345
Agios Pharmaceuticals, Inc. *	42,868	1,721
Akero Therapeutics, Inc. *	62,010	2,944
Alignment Healthcare, Inc. *	194,131	3,388
Amicus Therapeutics, Inc. *	362,495	2,856
Apogee Therapeutics, Inc. *	43,622	1,733
AtriCure, Inc. *	124,453	4,387
Avidity Biosciences, Inc. *	120,191	5,237
Axsome Therapeutics, Inc. *	42,902	5,210
BridgeBio Pharma, Inc. *	52,810	2,743
Celldex Therapeutics, Inc. *	88,114	2,279
CG Oncology, Inc. *	101,985	4,108
Crinetics Pharmaceuticals, Inc. *	102,786	4,281

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Cytokinetics, Inc. *	60,540	3,327
Disc Medicine, Inc. *	44,757	2,958
Ensign Group, Inc.	74,278	12,833
GeneDx Holdings Corp. *	37,490	4,039
Glaukos Corp. *	50,857	4,147
Guardant Health, Inc. *	51,065	3,190
HealthEquity, Inc. *	75,150	7,122
Hims & Hers Health, Inc. *	68,550	3,888
Ionis Pharmaceuticals, Inc. *	46,213	3,023
iRhythm Technologies, Inc. *	39,016	6,710
Kymera Therapeutics, Inc. *	62,582	3,542
Lantheus Holdings, Inc. *	17,285	887
Madrigal Pharmaceuticals, Inc. *	13,011	5,968
MBX Biosciences, Inc. *	77,052	1,348
Merit Medical Systems, Inc. *	85,778	7,139
Mirum Pharmaceuticals, Inc. *	51,215	3,755
Nuvalent, Inc. - Class A *	40,043	3,463
Protagonist Therapeutics, Inc. *	68,885	4,576
PTC Therapeutics, Inc. *	83,719	5,138
RadNet, Inc. *	95,273	7,261
Revolution Medicines, Inc. *	41,170	1,923
Scholar Rock Holding Corp. *	98,311	3,661
Soleno Therapeutics, Inc. *	53,896	3,643
Spyre Therapeutics, Inc. *	84,766	1,421
Structure Therapeutics, Inc., ADR *	33,127	928
TransMedics Group, Inc. *	17,298	1,941
Travere Therapeutics, Inc. *	104,105	2,488
Ultragenyx Pharmaceutical, Inc.*	53,077	1,597
Vaxcyte, Inc. *	42,081	1,516
Veracyte, Inc. *	122,708	4,213

Small Cap Growth Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Vericel Corp. *	75,898	2,388

Total		164,265

Industrials (23.7%)
AAON, Inc.	61,664	5,762
ACV Auctions, Inc. - Class A *	182,455	1,808
Aerovironment, Inc. *	32,546	10,248
Archer Aviation, Inc. *	373,392	3,577
Atmus Filtration Technologies, Inc.	138,099	6,227
AZZ, Inc.	48,170	5,257
Bloom Energy Corp. *	113,552	9,603
Boise Cascade Co.	38,625	2,987
Carpenter Technology Corp.	20,580	5,053
Casella Waste Systems, Inc. - Class A *	53,566	5,082
CBIZ, Inc. *	97,980	5,189
Clean Harbors, Inc. *	21,918	5,090
ESCO Technologies, Inc.	20,300	4,286
Fluor Corp. *	95,234	4,007
FTAI Aviation, Ltd.	56,162	9,371
Hillman Solutions Corp. *	623,300	5,722
Huron Consulting Group, Inc. *	25,233	3,703
Innodata, Inc. *	47,572	3,666
ITT, Inc.	23,096	4,129
Korn Ferry	55,684	3,897
Loar Holdings, Inc. *	52,651	4,212
Moog, Inc. - Class A	36,731	7,628
MYR Group, Inc. *	23,368	4,861
NEXTracker, Inc. - Class A *	90,201	6,674
Primoris Services Corp.	68,151	9,359
Rush Enterprises, Inc. - Class A	69,869	3,736
RXO, Inc. *	217,690	3,348
Ryder System, Inc.	30,794	5,809
SPX Technologies, Inc. *	52,128	9,737
Upwork, Inc. *	182,669	3,392
Verra Mobility Corp. *	372,733	9,207
WESCO International, Inc.	27,307	5,775

Total		178,402

Information Technology (21.4%)
ACI Worldwide, Inc. *	176,997	9,340
Agilysys, Inc. *	37,485	3,945
Applied Digital Corp. *	142,618	3,272
AvePoint, Inc. *	279,265	4,192
BILL Holdings, Inc. *	69,143	3,662
CCC Intelligent Solutions Holdings, Inc. *	485,051	4,419
Cirrus Logic, Inc. *	44,800	5,613

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Clearwater Analytics Holdings, Inc. - Class A *	284,712	5,131
Coherent Corp. *	53,647	5,779
CommVault Systems, Inc. *	40,461	7,638
Credo Technology Group Holding, Ltd. *	91,824	13,370
Fabrinet *	15,221	5,550
Insight Enterprises, Inc. *	32,434	3,678
Intapp, Inc. *	90,115	3,686
IonQ, Inc. *	66,960	4,118
Jamf Holding Corp. *	291,102	3,115
Lumentum Holdings, Inc. *	23,091	3,757
MACOM Technology Solutions Holdings, Inc. *	21,158	2,634
MKS, Inc.	50,765	6,283
Napco Security Technologies, Inc.	143,640	6,169
Porch Group, Inc. *	214,660	3,602
Rambus, Inc. *	70,827	7,380
Rigetti Computing, Inc. *	140,409	4,183
Riot Platforms, Inc. *	106,019	2,018
Sanmina Corp. *	40,177	4,625
SiTime Corp. *	23,889	7,198
Terawulf, Inc. *	336,243	3,840
Unity Software, Inc. *	71,774	2,874
Varonis Systems, Inc. *	94,453	5,428
Vertex, Inc. - Class A *	159,957	3,965
Viavi Solutions, Inc. *	369,793	4,693
Zeta Global Holdings Corp. - Class A *	265,997	5,285

Total		160,442

Materials (3.1%)
ATI, Inc. *	78,820	6,411
Axalta Coating Systems, Ltd. *	159,795	4,573
Cabot Corp.	80,286	6,106
FMC Corp.	94,789	3,188
James Hardie Industries PLC *	146,012	2,805

Total		23,083

Real Estate (1.4%)
CareTrust REIT, Inc.	170,894	5,926
Urban Edge Properties	227,831	4,664

Total		10,590

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Utilities (0.7%)
Chesapeake Utilities Corp.	41,332	5,567

Total		5,567

Total Common Stocks (Cost: $627,227)		745,335

Investment Companies (0.3%)
Investment Companies (0.3%)
iShares Russell 2000 Growth ETF	8,561	2,740

Total		2,740

Total Investment Companies (Cost: $2,640)		2,740

Total Investments (99.5%) (Cost: $629,867)@		748,075

Other Assets, Less Liabilities (0.5%)		3,488

Net Assets (100.0%)		751,563

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $629,867 and the net unrealized appreciation of investments based on that cost was $118,208 which is comprised of $156,826 aggregate gross unrealized appreciation and $38,618 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$745,335	$—	$—
Investment Companies	2,740	—	—

Total Assets:	$748,075	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand